Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Changes in the allowance for doubtful accounts
Changes in the allowance for doubtful accounts for the years ended December 31, are as follows (in thousands):

	2014	2013	2012
Allowance for doubtful accounts at beginning of year	$1,014	$1,648	$1,272
Provisions for doubtful accounts	78	37	1,604
Currency adjustments	(77)	(5)	38
Write-offs, net of recoveries	21	(666)	(1,266)
Allowance for doubtful accounts at end of year	$1,036	$1,014	$1,648

Finite-lived intangible assets subject to amortization
Finite-lived intangible assets subject to amortization consisted of the following as of December 31, (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
2014:
Customer contracts and relationships	$7,949	$(4,075)	$3,874
Non-compete agreements	2,231	(1,432)	799
Patents, licenses and other	1,386	(1,067)	319
Total finite-lived intangible assets	$11,566	$(6,574)	$4,992
2013:
Customer contracts and relationships	$7,949	$(2,475)	$5,474
Non-compete agreements	2,313	(1,026)	1,287
Patents, licenses and other	1,416	(840)	576
Total finite-lived intangible assets	$11,678	$(4,341)	$7,337

Future amortization expense related to finite-lived intangible assets
As of December 31, 2014, future amortization expense related to finite-lived intangible assets subject to amortization is estimated to be as follows (in thousands):

Fiscal Year:
2015	$2,040
2016	1,718
2017	1,207
2018	5
2019	5
Thereafter	17
Total	$4,992